Earnings per Share (Tables)	9 Months Ended
Sep. 30, 2014
Earnings Per Share [Abstract]
Reconciles Numerator and Denominator of Basic and Diluted Earnings Per Share

A reconciliation of basic and diluted earnings per share is as follows (in millions, except per share amounts):

	Three Months Ended September 30,		Nine Months Ended September 30,
	2014	2013	2014	2013
Basic:
Net income attributable to CNH Industrial N.V.	$173	$223	$627	$617

Weighted average common shares outstanding-basic	1,354	1,224	1,354	1,223

Basic earnings per share attributable to CNH Industrial N.V. shareholders	$0.13	$0.18	$0.46	$0.50

Diluted:
Net income attributable to CNH Industrial N.V.	$173	$223	$627	$617

Weighted average common shares outstanding-basic	1,354	1,224	1,354	1,223
Effect of dilutive securities (when dilutive):
Stock Compensation Plans (A)	6	—	6	—

Weighted average common shares outstanding-diluted	1,360	1,224	1,360	1,223

Diluted earnings per share attributable to CNH Industrial N.V. shareholders	$0.13	$0.18	$0.46	$0.50

(A)	Performance based Restricted Share Units of approximately 8.6 million shares for the three and nine months ended September 30, 2014 were outstanding but not included in the calculation of diluted earnings per share as the impact of these shares would have been anti-dilutive.